Fair Value - Schedule of Carrying Amounts and Estimated Fair Values of Financial Instrument (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial Assets:
Securities available for sale	$ 249,196	$ 249,898
Loans held for sale	34,891	22,576
Derivative assets	541	184
Mortgage servicing rights	1,942	6,934
Level 1
Financial Assets:
Cash and due from banks	8,565	5,795
Interest-bearing cash equivalents	50,850	81,313
Financial Liabilities:
Escrows	9,479	11,774
Level 2
Financial Assets:
Securities available for sale	249,196	249,898
Loans held for sale	34,891	22,576
Derivative assets	541	184
Mortgage servicing rights	1,942	6,934
Financial Liabilities:
Deposits	678,018	706,000
Other borrowings	217,826	171,160
Level 3
Financial Assets:
Loans held for investment, net	683,839	661,600
Accrued interest receivable	5,820	5,506
Financial Liabilities:
Accrued interest payable	3,327	524
Carrying Amount
Financial Assets:
Cash and due from banks	8,565	5,795
Interest-bearing cash equivalents	50,850	81,313
Securities available for sale	249,196	249,898
Loans held for sale	34,891	22,576
Loans held for investment, net	717,094	659,481
Derivative assets	541	184
Mortgage servicing rights	1,032	2,231
Accrued interest receivable	5,820	5,506
Financial Liabilities:
Deposits	770,623	769,288
Escrows	9,479	11,774
Other borrowings	218,500	172,200
Accrued interest payable	3,327	524
Fair Value
Financial Assets:
Cash and due from banks	8,565	5,795
Interest-bearing cash equivalents	50,850	81,313
Securities available for sale	249,196	249,898
Loans held for sale	34,891	22,576
Loans held for investment, net	683,839	661,600
Derivative assets	541	184
Mortgage servicing rights	1,942	6,934
Accrued interest receivable	5,820	5,506
Financial Liabilities:
Deposits	678,018	706,000
Escrows	9,479	11,774
Other borrowings	217,826	171,160
Accrued interest payable	$ 3,327	$ 524